Schedule Of Revolving Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Working Capital Facilities
Opening balance	$ 11,821	$ 11,635
Exchange difference	20	186
Payments made during the period	(47,805)	(34,184)
Cash drawn during the period	52,247	34,184
Closing balance	$ 16,283	$ 11,821